GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020	December 31, 2019
Consulting fees	327	194	286
Filing fees	51	43	94
General office expenses	105	74	220
Investor relations	149	54	32
Management fees	433	467	745
Professional fees	94	158	182
Salaries and benefits	-	248	586
Total	1,159	1,238	2,145